SCHEDULE OF LOSS BEFORE INCOME TAX (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Domestic					$ (20,307)	$ (12,072)
International					19	15
Loss before income taxes	$ (5,434)	$ (5,453)	$ (17,756)	$ (12,895)	$ (20,288)	$ (12,057)